Variable Interest Entities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Laurel Mountain [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage	69.00%
Caiman Energy II LLC [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage	58.00%
Variable Interest Entity, Primary Beneficiary [Member] | Cash and cash equivalents [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	113	$ 84
Variable Interest Entity, Primary Beneficiary [Member] | Accounts receivable [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	52	0
Variable Interest Entity, Primary Beneficiary [Member] | Other current assets [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	3	0
Variable Interest Entity, Primary Beneficiary [Member] | Property, plant, and equipment, net [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	2,794	1,001
Variable Interest Entity, Primary Beneficiary [Member] | Goodwill [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	103	0
Variable Interest Entity, Primary Beneficiary [Member] | Intangible assets, net [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	1,493	0
Variable Interest Entity, Primary Beneficiary [Member] | Other noncurrent assets [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	14	0
Variable Interest Entity, Primary Beneficiary [Member] | Accounts payable [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(48)	(122)
Variable Interest Entity, Primary Beneficiary [Member] | Accrued liabilities [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(36)	(3)
Variable Interest Entity, Primary Beneficiary [Member] | Current deferred revenue [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(45)	(10)
Variable Interest Entity, Primary Beneficiary [Member] | Asset retirement obligation [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(94)	0
Variable Interest Entity, Primary Beneficiary [Member] | Noncurrent deferred income taxes [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(13)	0
Variable Interest Entity, Primary Beneficiary [Member] | Noncurrent deferred revenue associated with customer advance payments [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(395)	(115)
Variable Interest Entity, Primary Beneficiary [Member] | Gulfstar One [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	51.00%
Variable Interest Entity, Primary Beneficiary [Member] | Gulfstar One [Member] | Estimated Remaining Construction Costs For Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Estimated remaining construction costs	150
Variable Interest Entity, Primary Beneficiary [Member] | Constitution Pipeline Company LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	41.00%
Variable Interest Entity, Primary Beneficiary [Member] | Constitution Pipeline Company LLC [Member] | Estimated Remaining Construction Costs For Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Estimated remaining construction costs	628
Variable Interest Entity, Primary Beneficiary [Member] | Cardinal Gas Services LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	66.00%
Variable Interest Entity, Primary Beneficiary [Member] | Jackalope Gas Gathering Services LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	50.00%